Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant Liabilities [Line Items]
Schedule of Warrant Liabilities
The changes in carrying amounts of warrant liabilities for the years ended December 31, 2022 and 2021 were as follows
(in thousands)
:

	December 31,
	2022	2021
Warrant liabilities, beginning of the year	$9	$35
Change in fair value of warrants	42	(26)

Warrant liabilities, end of the year	$51	$9

Schedule of Ordinary Share Warrants Issued and Outstanding
At December 31, 2022 and 2021, the Company had the following ordinary share warrants issued and outstanding
(in thousands, except share and per share data)
:

	Shares		Issuance Date	Exercise Price per Share	Expiration Date
Warrant Class	2022	2021
Ordinary share warrant	1,264,488	1,264,488	August 2016	$0.21	July 2025
Ordinary share warrant	1,982,802	1,982,802	May 2017	$0.01	May 2027
Ordinary share warrant	1,189,681	1,189,681	July 2017	$0.01	July 2027
Ordinary share warrant	2,399,570	2,399,570	February 2018	$0.01	February 2028
Ordinary share warrant	5,597,006	5,597,006	September 2018	$0.01	September 2028
Ordinary share warrant	1,742,784	1,742,784	December 2018	$0.01	Change in Control
Ordinary share warrant	23,515,057	23,515,057	December 2020	$0.01	Change in Control
Ordinary share warrant	45,322,638	45,322,638	February 2021	$0.01	Change in Control
Ordinary share warrant	364,955	364,955	March 2021	$0.01	March 2028
Ordinary share warrant	16,168,295	16,168,295	June 2021	$0.01	June 2031
Ordinary share warrant	621,534	—	February 2022	$0.01	February 2032
Ordinary share warrant	3,200,000	—	June 2022	$0.01	Change in Control

	103,368,810	99,547,276

Summary of Fair Value of Warrants Granted
Significant unobservable inputs used in the valuation models as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
Public listing probability	90%	50%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	0%	70%
Discount rates used in the public listing scenario	20% – 30%	20% – 30%
Probability weighted volatility	76%	147%

Significant unobservable inputs used in the valuation models as of December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Public listing probability	50%	—
SPAC probability	—	8%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	70%	35% – 40%
Discount rates used in the public listing scenario	20% – 30%	—
Discount rates used in the SPAC scenario	—	30%
Probability weighted volatility	147%	144%

Warrants
Warrant Liabilities [Line Items]
Summary of Fair Value of Warrants Granted
The following is a summary of assumptions used in the Black-Scholes model to determine the fair value of warrants granted during the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
Risk-free interest rate	3.35%	1.49%
Expected term (in years)	5.8	2.0
Dividend yield	—	—
Expected volatility	159.9%	89.0%